SEGMENT FINANCIAL DATA - Schedule of Segment Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	$ 9,758	$ 9,437	$ 9,322	$ 8,925	$ 9,169	$ 8,819	$ 8,572	$ 8,157	$ 37,442	$ 34,717	$ 33,009
Cost of products and services sold									23,613	21,360	20,637
Selling, general and administrative expenses									5,450	5,235	4,887
Total Segment profit									8,127	7,667	7,563
Depreciation and amortization									1,388	1,153	1,004
Capital expenditures									986	871	741
Total assets	73,681				75,196				73,681	75,196
Continuing Operations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	73,681				70,165				73,681	70,165
Product
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									24,515	22,841	22,345
Cost of products and services sold									16,153	15,017	14,836
Service
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									12,927	11,876	10,664
Cost of products and services sold									7,460	6,343	5,801
Operating Segments | Aerospace Technologies
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									17,510	15,458	13,624
Cost of products and services sold									11,282	9,781	8,362
Selling, general and administrative expenses									737	645	538
Other segment items									1,207	1,044	964
Total Segment profit									4,284	3,988	3,760
Depreciation and amortization									380	299	267
Capital expenditures									404	371	310
Operating Segments | Aerospace Technologies | Continuing Operations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	17,920				16,966				17,920	16,966
Operating Segments | Industrial Automation
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									6,098	6,776	7,659
Cost of products and services sold									3,809	4,239	4,758
Selling, general and administrative expenses									857	794	867
Other segment items									539	630	646
Total Segment profit									893	1,113	1,388
Depreciation and amortization									227	257	297
Capital expenditures									149	154	139
Operating Segments | Industrial Automation | Continuing Operations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	10,712				11,840				10,712	11,840
Operating Segments | Building Automation
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									7,367	6,540	6,031
Cost of products and services sold									3,832	3,482	3,240
Selling, general and administrative expenses									1,110	954	884
Other segment items									472	423	378
Total Segment profit									1,953	1,681	1,529
Depreciation and amortization									242	198	107
Capital expenditures									108	78	79
Operating Segments | Building Automation | Continuing Operations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	10,883				11,438				10,883	11,438
Operating Segments | Process Automation and Technology
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									6,437	5,919	5,683
Cost of products and services sold									3,556	3,205	3,220
Selling, general and administrative expenses									835	868	725
Other segment items									504	382	348
Total Segment profit									1,542	1,464	1,390
Depreciation and amortization									342	209	170
Capital expenditures									198	140	131
Operating Segments | Process Automation and Technology | Continuing Operations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	17,572				14,546				17,572	14,546
Operating Segments | Product | Aerospace Technologies
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									9,943	8,509	7,316
Operating Segments | Product | Industrial Automation
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									5,084	5,876	6,965
Operating Segments | Product | Building Automation
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									5,357	4,800	4,599
Operating Segments | Product | Process Automation and Technology
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									4,131	3,656	3,465
Operating Segments | Service | Aerospace Technologies
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									7,567	6,949	6,308
Operating Segments | Service | Industrial Automation
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									1,014	900	694
Operating Segments | Service | Building Automation
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									2,010	1,740	1,432
Operating Segments | Service | Process Automation and Technology
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									2,306	2,263	2,218
Corporate and All Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									30	24	12
Total Segment profit									(545)	(579)	(504)
Depreciation and amortization									197	190	163
Capital expenditures									127	128	82
Corporate and All Other | Continuing Operations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	$ 16,594				$ 15,375				16,594	15,375
Corporate and All Other | Product
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									0	0	0
Corporate and All Other | Service
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales									$ 30	$ 24	$ 12